T. ROWE PRICE Retirement 2050 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  – 77,087 2,709 13,860,417 73,044
New Income Fund  151,957 5,541 100,987 5,542,798 51,493
U.S. Treasury Long-Term Index
Fund  58,887 2,274 40,754 2,417,693 26,667
International Bond Fund (USD
Hedged)  51,281 1,673 34,028 1,780,811 17,220
Dynamic Global Bond Fund  34,265 1,492 20,527 1,373,582 13,214
Total Bond Mutual Funds (Cost $185,676) 181,638
EQUITY MUTUAL FUNDS 95.8%
T. Rowe Price Funds:
Value Fund  1,788,967 199,997 262,830 33,701,176 1,517,564
Growth Stock Fund (3) 1,541,284 159,411 208,222 13,269,472 1,193,722
Equity Index 500 Fund  780,358 164,235 184,895 6,529,731 752,421
International Value Equity Fund  661,864 69,572 79,145 39,503,484 597,688
Overseas Stock Fund  637,178 50,980 75,025 44,261,626 555,484
International Stock Fund  602,095 60,728 57,925 26,228,253 485,485
Mid-Cap Value Fund  355,673 30,145 55,510 8,804,751 298,833
Mid-Cap Growth Fund (3) 320,245 47,807 38,352 2,649,338 273,491
Emerging Markets Stock Fund  334,664 23,789 43,413 5,252,723 221,507
Emerging Markets Discovery
Stock Fund  127,603 127,831 13,211 14,891,340 209,968
Real Assets Fund  225,151 12,608 28,381 13,861,641 207,232
Small-Cap Stock Fund  227,615 23,071 25,888 3,038,185 190,160
Small-Cap Value Fund  213,507 18,334 25,353 3,189,408 183,869
New Horizons Fund (3) 182,110 28,396 26,374 2,094,944 133,678
U.S. Large-Cap Core Fund  123,144 32,845 16,463 3,939,873 129,622
U.S. Equity Research Fund  – 114,077 1,172 2,595,919 108,094
Total Equity Mutual Funds (Cost $5,205,777) 7,058,818
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  986 177,539 177,596 9,516 947
Total Other Mutual Funds (Cost $930) 947

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 114,594 520,581 509,902 125,273,178 125,273
Total Short-Term Investments (Cost $125,273) 125,273
Total Investments in Securities 100.0%
(Cost $5,517,656) $ 7,366,676
Other Assets Less Liabilities (0.0)% (2,787)
Net Assets 100.0% $ 7,363,889
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $215 and $12,688, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 207 MSCI EAFE Index contracts 3/22 22,354 $ (1,565)
Short, 183 Russell 2000 E-Mini Index contracts 3/22 (18,707) 1,432
Net payments (receipts) of variation margin to date (350)
Variation margin receivable (payable) on open futures contracts $ (483)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 715 $ (2,016) $ 601
Emerging Markets Discovery Stock Fund  5,904 (32,255) 3,903
Emerging Markets Stock Fund  33,586 (93,533) 4,842
Equity Index 500 Fund  37,650 (7,277) 8,477
Growth Stock Fund  252,338 (298,751) —
International Bond Fund (USD Hedged)  702 (1,706) 593
International Stock Fund  47,397 (119,413) 8,801
International Value Equity Fund  9,407 (54,603) 19,906
Limited Duration Inflation Focused Bond Fund  247 (1,334) 1,615
Mid-Cap Growth Fund  45,524 (56,209) —
Mid-Cap Value Fund  34,127 (31,475) 4,880
New Horizons Fund  36,250 (50,454) —
New Income Fund  2,807 (5,018) 1,676
Overseas Stock Fund  14,915 (57,649) 14,463
Real Assets Fund  4,687 (2,146) 5,494
Small-Cap Stock Fund  24,993 (34,638) 870
Small-Cap Value Fund  21,340 (22,619) 1,969
Transition Fund  826 18 39
U.S. Equity Research Fund  1,256 (4,811) 439
U.S. Large-Cap Core Fund  11,054 (9,904) 1,190
U.S. Treasury Long-Term Index Fund  (4,763) 6,260 784
Value Fund  229,110 (208,570) 21,735
U.S. Treasury Money Fund, 0.14% — — 70
Affiliates not held at period end 344 (307) 133
Totals $ 810,416# $ (1,088,410) $ 102,480+
# Capital gain distributions from mutual funds represented $467,160 of the net realized gain
(loss).
+ Investment income comprised $102,480 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2050 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2050 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F166-054Q3 02/22